Income tax, Reconciliation of Effective Tax Rate (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax [Abstract]
(Loss) profit before income tax	$ (3,495,289,882)	$ 5,662,697	$ 475,086,707
Tax using the Company's domestic tax rate	30.00%	30.00%	30.00%
Income tax at legal tax rate	$ (1,048,586,965)	$ 1,698,809	$ 142,526,012
Tax effect of [Abstract]
Annual adjustment inflation	35,881,580	86,082,320	72,595,223
Non-deductible expenses	9,847,790	5,970,038	7,751,565
Mainly change in allowance for NOL's and other permanent differences	1,075,533,291	(145,881,392)	7,836,607
Total tax expense	$ 72,675,696	$ (52,130,224)	$ 230,709,407